Investments	12 Months Ended
Dec. 31, 2022
Investments.
Investments

13. Investments

Our investments in debt securities consist of investments in U.S. Treasury securities, with maturities ranging from three months to one year. All of these investments are classified as held to maturity and recorded in current assets on our consolidated statements of financial position at amortized cost. As of December 31, 2022, the carrying value of our investments was $32.5 million, which approximates fair value. Given the high quality ratings of these investments in debt securities, we have not recorded an allowance for credit losses as of December 31, 2022.